VESSELS UNDER FINANCE LEASE, NET - Schedule of Purchase Options (Details) $ in Thousands	Jun. 30, 2019 USD ($)
Golden Eclipse
Capital Leased Assets [Line Items]
Purchase option net of sellers credit, year two	$ 33,550